Kemper Global/International Funds

Kemper Global Blue Chip Fund

SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2000
--------------------------------------------------------------------------------

The following information replaces disclosure in the Fund Managers section on page 19 of the prospectus: The following people handle the fund's day-to-day management:

William E. Holzer
Lead Portfolio Manager
o Began investment career in 1970
o Joined the advisor in 1980
o Joined the fund team in 1998

Nicholas Bratt
o Began investment career in 1974
o Joined the advisor in 1976
o Joined the fund team in 1998








August 24, 2000